(Loss)/earnings per share - Computation of basic and diluted profit/(loss) per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) category ¥ / shares shares	Dec. 31, 2020 CNY (¥) category ¥ / shares shares	Dec. 31, 2019 CNY (¥) category ¥ / shares shares
Earnings/(loss) per share
Number of categories of dilutive securities | category	2	2	4
(Loss)/profit attributable to owners of the Company - basic | ¥	¥ (586,619)	¥ (235,479)	¥ 136,309
(Loss)/profit attributable to owners of the Company - diluted | ¥	¥ (586,619)	¥ (235,479)	¥ (45,621)
Weighted average number of shares - basic	65,960,235	65,297,485	46,097,963
Cancellation of ordinary shares due to conversion of exchangeable note liabilities			(4,863,438)
Weighted average number of shares - diluted	65,960,235	65,297,485	58,791,662
(Loss)/earnings per share - basic (RMB) | ¥ / shares	¥ (8.89)	¥ (3.61)	¥ 2.96
Loss per share - diluted (RMB) | ¥ / shares	¥ (8.89)	¥ (3.61)	¥ (0.78)
Series A Preferred Shares
Earnings/(loss) per share
Reversal of fair value gain | ¥			¥ (136,656)
Conversion of convertible instrument			12,693,699
Exchangeable note liabilities
Earnings/(loss) per share
Reversal of fair value gain | ¥			¥ (45,274)
Conversion of convertible instrument			4,863,438